Borrowings	6 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

26Borrowings

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Senior secured notes	331,572	332,112	350,626
Secured term loan facility	174,937	175,223	185,028
Revolving credit facilities	260,000	100,000	200,000
Accrued interest on senior secured notes and revolving credit facilities	6,792	5,961	6,246
	773,301	613,296	741,900
Less: non-current portion
Senior secured notes	331,572	332,112	350,626
Secured term loan facility	174,937	175,223	185,028
Non-current borrowings	506,509	507,335	535,654
Current borrowings	266,792	105,961	206,246

The senior secured notes of £331,572,000 (30 June 2023: £332,112,000; 31 December 2022: £350,626,000) is stated net of unamortized issue costs amounting to £1,866,000 (30 June 2023: £2,113,000; 31 December 2022: £2,354,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2023: $425,000,000; 31 December 2022: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

26Borrowings (continued)

The senior secured notes were issued by our wholly owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly owned subsidiaries of Manchester United plc.

The secured term loan facility of £174,937,000 (30 June 2023: £175,223,000; 31 December 2022: £185,028,000) is stated net of unamortized issue costs amounting to £1,589,000 (30 June 2023: £1,720,000; 31 December 2022: £1,850,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2023: $225,000,000; 31 December 2022: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly owned subsidiaries of Manchester United plc.

The Group also has £260,000,000 (30 June 2023: £100,000,000; 31 December 2022: £200,000,000) in outstanding loans and £40,000,000 (30 June 2023: £200,000,000; 31 December 2022: £100,000,000) in borrowing capacity under our revolving facilities. £150,000,000 of the facilities terminate on 4 April 2025 and the remainder terminates on 25 June 2027.

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2023 and 2022 reporting period.